UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8548

Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Large-Cap Value Portfolio                                                                                                          as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	600,000	$43,002,000
Northrop Grumman Corp.	625,000	42,543,750
		$85,545,750
Auto Components — 0.5%
BorgWarner, Inc.	325,000	18,580,250
		$18,580,250
Capital Markets — 4.2%
Goldman Sachs Group, Inc.	400,000	67,668,000
Lehman Brothers Holdings, Inc.	425,000	31,390,500
Merrill Lynch & Co., Inc.	650,000	50,843,000
		$149,901,500
Chemicals — 1.5%
Air Products and Chemicals, Inc.	425,000	28,207,250
Du Pont (E.I.) de Nemours Co.	575,000	24,633,000
		$52,840,250
Commercial Banks — 4.8%
US Bancorp	1,100,000	36,542,000
Wachovia Corp. (1)	1,300,000	72,540,000
Wells Fargo and Co.	1,750,000	63,315,000
		$172,397,000
Communications Equipment — 1.1%
Nokia Oyj ADR (1)	2,000,000	39,380,000
		$39,380,000
Computer Peripherals — 4.4%
Hewlett-Packard Co.	1,950,000	71,545,500
International Business Machines Corp.	800,000	65,552,000
NCR Corp. (2)	500,000	19,740,000
		$156,837,500
Diversified Financial Services — 7.2%
Bank of America Corp.	1,650,000	88,390,500
Citigroup, Inc.	1,750,000	86,922,500
JPMorgan Chase & Co. (1)	1,750,000	82,180,000
		$257,493,000
Diversified Telecommunication Services — 4.5%
At&T, Inc. (1)	2,250,000	73,260,000
Verizon Communications, Inc.	2,400,000	89,112,000
		$162,372,000

Electric Utilities — 4.5%
Exelon Corp.	1,000,000	$60,540,000
FPL Group, Inc. (1)	1,000,000	45,000,000
Mirant Corp. (2)	750,000	20,482,500
Southern Co. (The)	1,000,000	34,460,000
		$160,482,500
Food & Staples Retailing — 2.8%
Safeway, Inc. (1)	1,150,000	34,902,500
Wal-Mart Stores, Inc. (1)	1,300,000	64,116,000
		$99,018,500
Food Products — 1.9%
Nestle SA	200,000	69,495,107
		$69,495,107
Hotels, Restaurants & Leisure — 2.2%
Harrah’s Entertainment, Inc.	350,000	23,250,500
McDonald’s Corp.	1,400,000	54,768,000
		$78,018,500
Household Products — 0.9%
Kimberly-Clark Corp.	500,000	32,680,000
		$32,680,000
Independent Power Producers & Energy Traders — 2.1%
TXU Corp.	1,200,000	75,024,000
		$75,024,000
Industrial Conglomerates — 0.8%
General Electric Co.	800,000	28,240,000
		$28,240,000
Insurance — 9.3%
American International Group, Inc.	1,050,000	69,573,000
AON Corp. (1)	1,050,000	35,563,500
Hartford Financial Services Group, Inc., (The)	600,000	52,050,000
Lincoln National Corp. (1)	800,000	49,664,000
Prudential Financial, Inc.	500,000	38,125,000
St. Paul Travelers Cos., Inc. (The)	1,450,000	67,990,500
W. R. Berkley Corp. (1)	600,000	21,234,000
		$334,200,000
Machinery — 2.4%
Deere & Co.	700,000	58,737,000
Parker Hannifin Corp.	350,000	27,205,500
		$85,942,500
Media — 2.6%
Time Warner, Inc.	3,100,000	56,513,000
Walt Disney Co.	1,175,000	36,319,250
		$92,832,250

Metals & Mining — 2.2%
Alcoa, Inc.	900,000	$25,236,000
Nucor Corp.	425,000	21,033,250
Phelps Dodge Corp.	400,000	33,880,000
		$80,149,250
Multiline Retail — 1.3%
Federated Department Stores, Inc.	1,100,000	47,531,000
		$47,531,000
Oil, Gas & Consumable Fuels — 11.9%
Apache Corp.	625,000	39,500,000
Chevron Corp.	800,000	51,888,000
ConocoPhillips	1,200,000	71,436,000
Exxon Mobil Corp.	1,300,000	87,230,000
Marathon Oil Corp.	800,000	61,520,000
Occidental Petroleum Corp.	1,500,000	72,165,000
Valero Energy Corp.	850,000	43,749,500
		$427,488,500
Pharmaceuticals — 7.9%
Abbott Laboratories	1,150,000	55,844,000
Eli Lilly & Co. (1)	900,000	51,300,000
Johnson & Johnson	1,000,000	64,940,000
Merck & Co., Inc.	650,000	27,235,000
Wyeth	1,650,000	83,886,000
		$283,205,000
Real Estate Investment Trusts (REITs) — 3.0%
Avalonbay Communities, Inc.	300,000	36,120,000
Host Hotels & Resorts, Inc.	1,100,000	25,223,000
Simon Property Group, Inc.	500,000	45,310,000
		$106,653,000
Road & Rail — 2.1%
Burlington Northern Santa Fe Corp.	1,025,000	75,276,000
		$75,276,000
Software — 0.6%
Oracle Corp. (2)	1,250,000	22,175,000
		$22,175,000
Specialty Retail — 1.1%
Bed Bath & Beyond, Inc. (2)	1,050,000	40,173,000
		$40,173,000
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	250,000	21,905,000
		$21,905,000
Thrifts & Mortgage Finance — 2.4%
Countrywide Financial Corp.	1,250,000	43,800,000
Washington Mutual, Inc.	1,000,000	43,470,000
		$87,270,000

Tobacco — 2.3%
Altria Group, Inc.	1,100,000	$84,205,000
		$84,205,000
Wireless Telecommunication Services — 0.9%
Alltel Corp.	550,000	$30,525,000
		$30,525,000
Total Common Stocks (identified cost $2,937,304,603)		$3,457,836,357

Short-Term Investments — 7.7%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, 10/2/06 (3)	121,310,262	$121,310,262

	Principal
	Amount
Security	(000’s omitted)	Value
BNP Paribas Time Deposit, 5.35%, 10/2/06	$154,794	$154,794,000
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $277,604,262)		$277,604,262
Total Investments — 104.1% (identified cost $3,214,908,865)		$3,735,440,619
Other Assets, Less Liabilities — (4.1)%		$(148,022,843)
Net Assets — 100.0%		$3,587,417,776

(1)	All or a portion of these securities were on loan at September 30, 2006.
(2)	Non-income producing security.
(3)

As of September 30, 2006, the Portfolio loaned securities having a market value of $117,335,168 and received $121,310,262 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,215,498,191
Gross unrealized appreciation	$525,909,991
Gross unrealized depreciation	(5,967,563)
Net unrealized appreciation	$519,942,428

The net unrealized depreciation on foreign currency at September 30, 2006 was $3,734.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006